Authorizations payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Authorizations Payable
Renewal of authorizations(i)	R$ 257,616	R$ 231,801
Updated ANATEL liability(ii)	190,771	186,307
Authorizations payable(iii)	1,076,776	1,255,282
Total	1,525,163	1,673,390
Current portion	(407,747)	(507,685)
Non-current portion	R$ 1,117,416	R$ 1,165,705